Composition of income tax and social contribution in the consolidated statement of income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax And Social Contribution
Current income tax and social contribution expense	R$ (5,535,572)	R$ (5,945,141)	R$ (4,632,251)
Deferred taxes:
Constitution/realization in the period on temporary additions and exclusions	2,206,044	(3,618,473)	5,863,870
Use of opening balances of:
Social contribution loss	(44,551)	(132,605)	(63,150)
Income tax loss	(45,106)	(176,144)	(79,842)
Social contribution loss	78,056	117,270	4,813,120
Income tax loss	348,376	283,530	6,056,919
Total deferred tax expense	2,542,819	(3,526,422)	16,590,917
Income taxes	R$ (2,992,753)	R$ (9,471,563)	R$ 11,958,666